Segment Information	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segment information
5. Segment information
IFRS 8
Operating Segments
requires operating segments to be identified on the basis of internal reporting about components of the Group that are regularly reviewed by the chief operating decision maker (“CODM”) in order to allocate resources to segments and to assess their performance.
During the year ended December 31, 2020, the Group revised the presentation of reportable segments because of changes in resource allocation and assessment of segment performance by the chief operation decision makers subsequent to the acquisition of Rosenkavalier. Prior to the Rosenkavalier acquisition, the CODM reviewed the financial results of the Group as a whole. The Group now consists of two reportable operating segments as follows:

(a)	Subscription, licensing and smart music learning business engages in the distribution of commercial copyrights and provision of music education solutions.

(b)
Music events and performances business engages in the provision of services related to music festival events and music performances and sale of musical instruments.
Management monitors the results of the Group’s operating segments separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on reportable operating segment’s profit/(loss), which is a measure of adjusted profit/(loss) before tax. The adjusted profit/(loss) before tax is measured consistently with the Group’s profit/(loss) before tax except that foreign exchange differences, net, finance income, non-lease-related
finance costs, as well as head office and corporate income/expenses are excluded from such measurement
.

Segment assets exclude amounts due from shareholders and related parties, cash
and cash equivalents and other unallocated head office and corporate assets as these assets are managed on a group basis.
Segment liabilities exclude interest-bearing loans and borrowings, amounts due to a related party and a shareholder, income tax payable and other unallocated head office and corporate liabilities as these liabilities are managed on a group basis.

	Subscription, licensing and smart music learning business For the years ended December 31,			Music events and performances business For the years ended December 31,			Total For the years ended December 31,
	2021	2020	2019	2021	2020	2019	2021	2020	2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Segment revenue:
Sales to external customers	218,515	135,367	146,054	77,382	27,514	—	295,897	162,881	146,054

Segment results:
The Group	27,749	25,936	70,418	1,426	2,244	—	29,175	28,180	70,418
Share of loss of a joint venture ^	—	—	—	(491)	(9)	—	(491)	(9)	—

	27,749	25,936	70,418	935	2,235	—	28,684	28,171	70,418

Reconciliation:
Finance income							79	1,621	258
Foreign exchange differences, net							(1,032)	361	1,173
Other unallocated gains							—	8	—
Corporate and other unallocated expenses							(79,711)	(34,209)	(3,357)
Non-lease related finance costs							(6,602)	(7,544)	(2,629)

(Loss)/profit before tax							(58,582)	(11,592)	65,863

Other segment information
Depreciation of property, plant and equipment	10,385	2,001	1,251	324	256	—	10,709	2,257	1,251
Depreciation of right-of-use assets	3,143	3,383	1,618	996	1,097	—	4,139	4,480	1,618
Amortisation of intangible assets	8,422	5,366	3,762	—	—	—	8,422	5,366	3,762
Impairment losses on financial assets, net	18,498	34,177	3,088	2,155	1,063	—	20,653	35,240	3,088

^
The Group has discontinued recognition of its share of loss of a joint venture and the unrecognised
share of loss was RMB997,000 (2020: Nil; 2019: Nil) for the year ended December 31, 2021 and cumulatively RMB997,000 (
December
31, 2020: Nil) as at December 31, 2021. The joint venture has been subsequently dissolved on February 18, 2022.

	Subscription, licensing and smart music learning business		Music events and performances business		Total
	As at December 31,		As at December 31,		As at December 31,
	2021	2020	2021	2020	2021	2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
		(Restated)		(Restated)		(Restated)

Segment assets	797,424	595,503	251,987	246,773	1,049,411	842,276
Reconciliation:
Corporate and other unallocated assets					59,888	35,077

					1,109,299	877,353

Segment liabilities	102,110	126,604	12,680	1,854	114,790	128,458
Reconciliation:
Corporate and other unallocated liabilities					52,850	87,726

					167,640	216,184

Other segment information
Investment in a joint venture	—	—	—	491	—	491
Capital expenditure*	295,473	158,755	—	769	295,473	159,524

*
Capital expenditure consists of additions of property, plant and equipment, intangible assets, right-of-use
assets

and
 deposits paid for purchase of
non-current
assets, including assets from the acquisition of a subsidiary.

Geographical information
Geographical information is not presented since over 90% of the Group’s revenue from external customers is generated in the PRC and over 90% of the non-current
assets of the Group (other than financial instruments) are located in the PRC. Accordingly, in the opinion of the directors, the presentation of geographical information would provide no additional useful information to the users of the consolidated financial statements.
Information about major customers
Revenue from major customers of the Group which individually accounted for 10% or more of the Group’s revenue was derived from the subscription, licensing and smart music learning
business segment. The respective revenue generated by these customers for each reporting period is set out below:

	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Customer 1	60,226	22,146	N/A	*
Customer 2	46,358	18,868	N/A	*

*	The corresponding revenue from these customers is not disclosed as it individually did not contribute 10% or more to the Group’s revenue for th at year.